Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Carrying Amount of Equity Attributable to Noncontrolling Interest
The following is a reconciliation of the beginning and ending carrying amount of the equity attributable to the RNCI for the years ended December 31, 2020 and 2019:

	2020	2019
Balance at beginning of year	$438,791	$458,543
Capital contributions	—	13,127
Dividends paid	—	(11,556)
Net losses attributable to RNCI	(27,512)	(12,029)
Change in unrealized gains (losses) on AFS investments attributable to RNCI	1,517	(126)
Change in currency translation adjustments attributable to RNCI	(1,397)	10
Change in redemption value of RNCI	(46,224)	(9,178)
Cumulative effect of change in accounting principle attributable to RNCI (1)	261	—
Balance at end of year	$365,436	$438,791
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.